Supplement, dated May 28, 2009

to Statement of Additional Information, dated May 1, 2009

SUPPLEMENT

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

On Page 18 of the Statement of Additional Information, the table under the heading “Officers” is hereby deleted and replaced with the following:

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer	Number of Portfolios in Fund Complex Overseen

George L. Medlin, Executive Vice President, Chief Financial Officer and Treasurer, age 56	Since February 2007	Executive Vice President and Treasurer, Mutual of America; prior thereto, Executive Vice President, Internal Audit, Mutual of America	Director and Board Treasurer, Nassau County Coalition Against Domestic Violence	30

James J. Roth, Executive Vice President and General Counsel, age 59	Since April 2009	Executive Vice President and General Counsel, Mutual of America since April 2009, prior thereto Senior Vice President, Chief Compliance Officer, Mutual of America; Executive Vice President and General Counsel, Mutual of America Investment Corporation	Mutual of America Holding Company, Inc; Mutual of America Foundation; Respect for Law Alliance; Stuyvesant Town Peter Cooper Village Tenants Association	30

Kathryn A. Lu, Senior Vice President and Chief Compliance Officer, age 48	Since July 2008	Senior Vice President and Chief Compliance Officer, Mutual of America, prior thereto Senior Vice President and Associate General Counsel, Mutual of America; Senior Vice President and Chief Compliance Officer, Mutual of	None	30

		America Investment Corporation

John J. Corrigan, Senior Vice President and Internal Auditor, age 49	Since February 2008	Senior Vice President, Internal Audit, Mutual of America; Senior Vice President and Internal Auditor, Mutual of America Investment Corporation	None	30

Thomas L. Martin, Executive Vice President, Deputy General Counsel and Secretary, age 59	Since August 2003	Executive Vice President and Deputy General Counsel, Mutual of America, prior thereto Senior Vice President and Associate General Counsel, Mutual of America; Executive Vice President, Deputy General Counsel and Secretary, Mutual of America Investment Corporation	None	30